Offsets	Feb. 27, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Recursion Pharmaceuticals, Inc
Form or Filing Type	S-3
File Number	333-264845
Initial Filing Date	May 10, 2022
Fee Offset Claimed	$ 10,438.53
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.00001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 94,723,515.62
Offset Note
(2)
The registrant previously registered shares of Class A Common Stock having an aggregate offering price of up to $300,000,000, offered by means of a 424(b)(5) prospectus supplement, dated August 8, 2023 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form
S-3ASR
(File
No. 333-264845),
filed with the Securities and Exchange Commission on May 10, 2022 (the “Prior Registration Statement”). In connection with the filing of the Prior Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $33,060.00. As of the date of filing of this prospectus supplement, shares of Class A Common Stock having an aggregate offering price of up to $94,723,515.62 remain unsold under the Prior Prospectus Supplement (the “Unsold Shares”). Pursuant to Rule 457(p), $10,438.53 in filing fees previously paid and associated with the Unsold Shares (calculated at the fee rate in effect on the filing date of the Prior Prospectus Supplement) is being applied to partially offset the filing fee payable in connection with this filing and the offering pursuant to the Prior Prospectus Supplement has been terminated.

Termination / Withdrawal Statement	Pursuant to Rule 457(p), $10,438.53 in filing fees previously paid and associated with the Unsold Shares (calculated at the fee rate in effect on the filing date of the Prior Prospectus Supplement) is being applied to partially offset the filing fee payable in connection with this filing and the offering pursuant to the Prior Prospectus Supplement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Recursion Pharmaceuticals, Inc.
Form or Filing Type	S-3
File Number	333-264845
Filing Date	Aug. 08, 2023
Fee Paid with Fee Offset Source	$ 33,060
Termination / Withdrawal Statement	Pursuant to Rule 457(p), $10,438.53 in filing fees previously paid and associated with the Unsold Shares (calculated at the fee rate in effect on the filing date of the Prior Prospectus Supplement) is being applied to partially offset the filing fee payable in connection with this filing and the offering pursuant to the Prior Prospectus Supplement has been terminated.